Portfolio of investments—August 31, 2022 (unaudited)

		Shares	Value
Investment companies: 99.38%
Affiliated master portfolios: 76.43%
Allspring C&B Large Cap Value Portfolio			$ 49,841,749
Allspring Core Bond Portfolio			89,960,918
Allspring Disciplined International Developed Markets Portfolio			123,137,909
Allspring Diversified Large Cap Growth Portfolio			155,728,924
Allspring Emerging Growth Portfolio			15,786,712
Allspring Factor Enhanced Emerging Markets Equity Portfolio			19,199,317
Allspring Factor Enhanced International Equity Portfolio			45,845,337
Allspring Large Company Value Portfolio			166,889,441
Allspring Managed Fixed Income Portfolio			321,075,635
Allspring Real Return Portfolio			49,715,078
Allspring Small Company Growth Portfolio			15,930,697
Allspring Small Company Value Portfolio			38,857,394
			1,091,969,111
Exchange-traded funds: 6.69%
iShares Core MSCI EAFE ETF		962,904	56,127,674
iShares Core U.S. Aggregate Bond ETF		391,566	39,434,612
			95,562,286
Stock funds: 16.26%
Allspring Disciplined U.S. Core Fund Class R6 ♠		9,672,058	194,118,199
Allspring Emerging Markets Equity Fund Class R6 ♠		794,384	19,089,057
Allspring Emerging Markets Equity Income Fund Class R6 ♠		1,857,461	19,113,273
			232,320,529
Total Investment companies (Cost $329,011,728)			1,419,851,926
Total investments in securities (Cost $329,011,728)	99.38%		1,419,851,926
Other assets and liabilities, net	0.62		8,916,343
Total net assets	100.00%		$1,428,768,269

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
See accompanying notes to portfolio of investments

Allspring Asset Allocation Fund  |  1

Portfolio of investments—August 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	$211,238,729	$598,645	$(7,869,257)	$(619,887)	$(9,230,031)	$194,118,199
Allspring Emerging Markets Equity Fund Class R6	19,242,347	1,076,054	(16,417)	(5,920)	(1,207,007)	19,089,057
Allspring Emerging Markets Equity Income Fund Class R6	21,014,247	466,184	(193,292)	(31,737)	(2,142,129)	19,113,273
				$(657,544)	$(12,579,167)	$232,320,529

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	9,672,058	$0
Allspring Emerging Markets Equity Fund Class R6	794,384	0
Allspring Emerging Markets Equity Income Fund Class R6	1,857,461	299,207
		$299,207
See accompanying notes to portfolio of investments

2  |  Allspring Asset Allocation Fund

Portfolio of investments—August 31, 2022 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring C&B Large Cap Value Portfolio	16.61%	17.18%	$1,765,722	$(5,560,620)	$0	$265,042	$4,755	$49,841,749
Allspring Core Bond Portfolio	1.96	1.92	(1,910,735)	(693,445)	627,622	0	17,029	89,960,918
Allspring Disciplined International Developed Markets Portfolio	86.56	86.45	(3,558,847)	(10,963,462)	12	623,868	12,312	123,137,909
Allspring Diversified Large Cap Growth Portfolio	84.39	84.38	(937,332)	(3,288,869)	0	406,526	13,518	155,728,924
Allspring Emerging Growth Portfolio	3.85	4.25	(550,682)	1,115,507	0	10,558	4,982	15,786,712
Allspring Factor Enhanced Emerging Markets Equity Portfolio	15.23	16.90	(663,892)	(1,395,525)	7	318,420	2,769	19,199,317
Allspring Factor Enhanced International Equity Portfolio	9.49	10.04	(679,115)	(4,789,152)	(1,349)	248,387	6,482	45,845,337
Allspring Large Company Value Portfolio	84.92	84.71	(9,538,270)	(2,095,904)	0	1,150,697	15,650	166,889,441
Allspring Managed Fixed Income Portfolio	81.56	81.48	(1,413,820)	(8,012,152)	2,840,655	0	15,691	321,075,635
Allspring Real Return Portfolio	22.84	23.18	(49,086)	(2,263,867)	1,130,187	48,809	1,646	49,715,078
Allspring Small Company Growth Portfolio	2.03	2.16	(141,277)	290,140	0	16,452	1,796	15,930,697
Allspring Small Company Value Portfolio	7.28	6.76	386,306	(2,734,433)	0	188,951	12,248	38,857,394
			$(17,291,028)	$(40,391,782)	$4,597,134	$3,277,710	$108,878	$1,091,969,111
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Consumer Staples Select Sector Futures	583	9-16-2022	$40,732,316	$42,856,330	$2,124,014	$0
E-Mini Energy Select Sector Futures	227	9-16-2022	17,689,343	19,029,410	1,340,067	0
MSCI Emerging Markets Index	594	9-16-2022	29,983,124	29,162,430	0	(820,694)
Australian Dollar Futures	448	9-19-2022	32,212,463	30,676,800	0	(1,535,663)
Japanese Yen Futures	467	9-19-2022	43,156,057	42,135,075	0	(1,020,982)
10-Year U.S. Treasury Notes	1,256	12-20-2022	147,848,278	146,834,250	0	(1,014,028)
Short
E-Mini S&P 500 Index Futures	(334)	9-16-2022	(67,444,257)	(66,073,550)	1,370,707	0
Euro Stoxx 50 Index	(585)	9-16-2022	(21,248,871)	(23,764,532)	2,515,661	0
British Pound Futures	(400)	9-19-2022	(31,466,721)	(29,045,000)	2,421,721	0
Euro FX Futures	(337)	9-19-2022	(43,029,446)	(42,360,900)	668,546	0
U.S. Ultra Treasury Bonds	(343)	12-20-2022	(51,374,197)	(51,278,500)	95,697	0
					$10,536,413	$(4,391,367)
See accompanying notes to portfolio of investments

Allspring Asset Allocation Fund  |  3

Notes to portfolio of investments—August 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

4  |  Allspring Asset Allocation Fund

Notes to portfolio of investments—August 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$327,882,815	$0	$0	$327,882,815
Investments measured at net asset value				1,091,969,111
	327,882,815	0	0	1,419,851,926
Futures contracts	10,536,413	0	0	10,536,413
Total assets	$338,419,228	$0	$0	$1,430,388,339
Liabilities
Futures contracts	$4,391,367	$0	$0	$4,391,367
Total liabilities	$4,391,367	$0	$0	$4,391,367
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
For the three months ended August 31, 2022, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fees and expenses
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portoflio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, before fees and expenses
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
Allspring Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg U.S. Intermediate Government Bond Index, before fees and expenses

Allspring Asset Allocation Fund  |  5